Financial Assets and Financial Liabilities - Gazprombank Facilities - Additional Information (Detail) - RUB (₽) ₽ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings		₽ 408,955	₽ 397,900
Finance costs including fines and penalties on overdue loans and borrowings and finance leases payments		42,052	47,610	₽ 54,240
Finance income		34,056	633	1,176
Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings		257,195	270,360
Gazprombank [member]
Disclosure of detailed information about borrowings [line items]
Fines and penalties waived	₽ 7,323
Gazprombank [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings		142,635	148,238
Gazprombank facilities [member]
Disclosure of detailed information about borrowings [line items]
Overdue principal amount		0	0
Overdue interest amount		0	0
Fines and penalty on overdue amount recorded in interest-bearing loans and borrowings		0	7,323
Finance costs including fines and penalties on overdue loans and borrowings and finance leases payments			₽ 56	₽ 2,031
Finance income		₽ 7,323
Gazprombank facilities [member] | Maturity in 2022 [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
The adjustment to the basis (reference rate) used for calculation of the interest rate on borrowings		1.50%
Bottom of range [member] | Gazprombank [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		9.30%
Top of range [member] | Gazprombank [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		9.50%